PREVIOUSLY REPORTED LOAN FRAUD	12 Months Ended
Dec. 31, 2013
Previously Reported Loan Fraud [Abstract]
Previously Reported Loan Fraud [Text Block]

NOTE P — PREVIOUSLY REPORTED LOAN FRAUD

In 2010, the Bank discovered loan fraud in connection with one of the Bank’s largest loan relationships. The previously reported loan fraud included multiple loans to the same borrower and related entities and had been committed over a period of years.
In September 2010, $10.8 million in loans were charged-off pertaining to this previously reported loan fraud. The Bank is committed to employing every legal remedy available to recover losses arising from this loan fraud. During the years ended December 31, 2013, 2012 and 2011, $0, $2.6 million and $3.7 million of losses were recovered on these loans. Additionally, there were $0, $47,000 and $361,000 in legal and investigative fees incurred in the years ended December 31, 2013, 2012 and 2011 to determine the extent of the fraud and the potential for any additional losses or recoveries.